Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Accrued expenses and other current liabilities

17. Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2014	2015
	US$	US$
Acquisition consideration payable	—	295,550
Accrued office expenses	3,916	13,535
Deposits from sales agents and others	2,179	6,413
Accrued telecom and bandwidth fees	1,654	3,746
Payable to employees for proceeds of selling their share-based awards	651	3,255
Accrued professional fees	1,079	2,604
Government subsidy	456	1,833
Payable to 58 Home service providers	1,812	—
Interest payable	—	904
Others	1,324	8,061
Total	13,071	335,901